Solar Energy Systems Held For Development And Sale	3 Months Ended
Mar. 31, 2011
Solar Energy Systems Held For Development And Sale
Solar Energy Systems Held for Development and Sale

(8) Solar Energy Systems Held for Development and Sale

Solar energy systems held for development and sale consist of the following:

In millions	As of March 31, 2011	As of December 31, 2010
Under development	$153.7	$68.8
Systems held for sale	42.1	168.7

	$195.8	$237.5